Inventories	3 Months Ended
Mar. 31, 2022
Inventories
Inventories

4.   Inventories

At March 31, 2022 and December 31, 2021, inventories consisted of the following:

Inventories

in € THOUS

	March 31,	December 31,
	2022	2021

Finished goods	1,294,189	1,233,197
Health care supplies	459,215	452,073
Raw materials and purchased components	264,614	247,478
Work in process	118,943	105,266
Inventories	2,136,961	2,038,014